Employee benefits, Significant actuarial assumptions (Details) $ in Thousands	Dec. 31, 2019 MXN ($) Employee	Dec. 31, 2018 Employee
Significant actuarial assumptions [Abstract]
Percentage of employees working under collective bargaining agreements	17.00%	17.00%
Number of employees | Employee	1,099	1,676
Discount Rate [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	8.50%	9.25%
Discount Rate [Member] | 1.0% Increase [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ (4,573)
Discount Rate [Member] | 1.0% Decrease [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ 4,867
Salary Increase Rate [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	4.00%	4.00%
Salary Increase Rate [Member] | 1.0% Increase [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ 3,439
Salary Increase Rate [Member] | 1.0% Decrease [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ (1,191)
Inflation Rate [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	3.50%	3.50%
Average Working Life Expectancy [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	18.30%	19.30%
Average Working Life Expectancy [Member] | One year Increase [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ 2,971
Average Working Life Expectancy [Member] | One year Decrease [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ (3,899)